Financial result	12 Months Ended
Dec. 31, 2020
Financial result
Financial result

15. Financial result

The details of financial result are presented for the years reported in the table below:

	Year Ended December 31,
	2020	2019 (1) (2)	2018 (1) (2)
	(€ in thousands)
Interest expense	(2,589)	(1,349)	(1,279)
Interest expense on lease liability (2018: Finance lease obligations)	(167)	(190)	(69)
Long-term debt	(1,602)	(993)	(944)
Expense from revaluation of derivative financial instruments	(808)	(106)	--
Fair value valuation of financial assets	(10)	--	(136)
Other	(2)	(60)	(130)
Interest income	184	318	2,158
Payout of bond funds	78	126	58
Income from revaluation of derivative financial instruments	93	--	2,065
Fair value valuation of financial assets	--	174	18
Other	13	18	17
Financial result	(2,405)	(1,031)	879

(1) Comparative figures for the year ended December 31, 2019 and December 31, 2018 were revised related to the amendment of classification of short-term investments. For further information, see Note 2 “Preparation of financial statements” to the consolidated financial statements.

(2) Comparative figures for the year ended December 31, 2019 and December 31, 2018 were revised related to the recalculation of the performance participation interest related to the Finance Contract with the EIB. For further information, see Note 2 “Preparation of financial statements” to the consolidated financial statements.